Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Promotions for the sales force [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	$ 1,743,961	$ 503,291	$ 172,177
Cost of personnel services and other employee benefits [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	1,502,030	621,519	564,213
Distribution costs [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	473,516	463,762	331,023
Sales catalog [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	445,753	417,522	289,170
Depreciation and amortization [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	287,702	82,122	43,688
Impairment loss on trade accounts receivables [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	269,595	198,495	57,627
Commissions and professional fees [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	217,384	69,954	61,403
Events, marketing and advertising [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	199,771	109,822	19,237
Packing materials [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	161,095	201,006	112,512
Rent expense [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	96,729	52,660	22,451
Travel expenses [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	33,223	11,258	13,522
Bank fees [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	25,853	34,335	23,965
Market research [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	12,031	9,550	8,495
Other [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	409,545	192,514	174,462
Total operating expenses [Member]
Revenue and Operating Expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	$ 5,878,188	$ 2,967,810	$ 1,893,945